SHARE-BASED COMPENSATION - Management's Restricted Shares (Details) ¥ in Thousands				12 Months Ended
	Jul. 05, 2023 shares	Jul. 05, 2022 shares	Sep. 10, 2021 tranche $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jul. 20, 2017 $ / shares
SHARE-BASED COMPENSATION
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Share-based compensation expenses included in general and administrative expenses | ¥				¥ 12,306	¥ 5,879	¥ 26,123
Restricted shares
SHARE-BASED COMPENSATION
Shares granted			1,478,415
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of tranches | tranche			2
Share-based compensation expenses included in general and administrative expenses | ¥						¥ 9,865
Restricted shares | 2021 Plan
SHARE-BASED COMPENSATION
Shares granted			1,478,415
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001
Number of tranches | tranche			2
Shares vested						739,208
Share-based compensation expenses included in general and administrative expenses | ¥				¥ 0	¥ 0	¥ 9,865
Restricted shares | Tranche one
SHARE-BASED COMPENSATION
Shares vested		739,207
Restricted shares | Tranche one | 2021 Plan
SHARE-BASED COMPENSATION
Shares vested			739,207
Restricted shares | Tranche two
SHARE-BASED COMPENSATION
Shares vested	739,208
Restricted shares | Tranche two | 2021 Plan
SHARE-BASED COMPENSATION
Shares vested			739,208